Other Accounts Receivable, Net (Details) - Schedule of deposits are retained by customers - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Accounts Receivable, Net (Details) - Schedule of deposits are retained by customers [Line Items]
Guarantee deposits	S/ 194,885	S/ 139,019
Guarantee deposits, Current	110,507	135,650
Guarantee deposits current, non current	84,378	3,369
Cumbra Peru S.A. - Projects and Consortiums [Member]
Other Accounts Receivable, Net (Details) - Schedule of deposits are retained by customers [Line Items]
Guarantee deposits	113,473	27,821
Guarantee deposits, Current	33,505	27,821
Guarantee deposits current, non current	79,968
Vial y Vives - DSD S.A. - Engineering works and construction [Member]
Other Accounts Receivable, Net (Details) - Schedule of deposits are retained by customers [Line Items]
Guarantee deposits	54,236	79,126
Guarantee deposits, Current	54,236	79,126
Guarantee deposits current, non current
Cumbra Peru S.A. - Quellaveco Concentrator Plant [Member]
Other Accounts Receivable, Net (Details) - Schedule of deposits are retained by customers [Line Items]
Guarantee deposits	11,436	12,133
Guarantee deposits, Current	11,436	12,133
Guarantee deposits current, non current
Cumbra Peru S.A. - Piura Gas Pipeline Project [Member]
Other Accounts Receivable, Net (Details) - Schedule of deposits are retained by customers [Line Items]
Guarantee deposits	7,187	8,914
Guarantee deposits, Current	2,782	8,914
Guarantee deposits current, non current	4,405
Cumbra Peru S.A. - Toquepala Electromechanics [Member]
Other Accounts Receivable, Net (Details) - Schedule of deposits are retained by customers [Line Items]
Guarantee deposits	5,817
Guarantee deposits, Current	5,817
Morelco S.A.S. - Engineering works and construction [Member]
Other Accounts Receivable, Net (Details) - Schedule of deposits are retained by customers [Line Items]
Guarantee deposits	2,403	6,617
Guarantee deposits, Current	2,403	6,617
Guarantee deposits current, non current
Others [Member]
Other Accounts Receivable, Net (Details) - Schedule of deposits are retained by customers [Line Items]
Guarantee deposits	333	4,408
Guarantee deposits, Current	328	1,039
Guarantee deposits current, non current	S/ 5	S/ 3,369